INTANGIBLE ASSETS (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of Intangible Assets Explanatory [Line Items]
Opening Balance	$ 84,210	$ 102,090
Changes
Additions	7,728	6,751
Disposals	(3,594)	(1,768)
Amortization	(14,742)	(18,487)
Increase (decrease) in foreign exchange	(90)	500
Other Increases (decreases)	(73)	(4,876)
Changes Total	(10,771)	(17,880)
Closing Balance	73,439	84,210
Intangible assets under development [member]
Disclosure of Intangible Assets Explanatory [Line Items]
Opening Balance	4,881	2,665
Changes
Additions	1,696	2,929
Disposals	(853)	(1,121)
Amortization	0	0
Increase (decrease) in foreign exchange	0	0
Other Increases (decreases)	(648)	408
Changes Total	195	2,216
Closing Balance	5,076	4,881
Computer software [member]
Disclosure of Intangible Assets Explanatory [Line Items]
Opening Balance	27,268	31,877
Changes
Additions	3,758	3,265
Disposals	0	(647)
Amortization	(9,398)	(12,284)
Increase (decrease) in foreign exchange	120	451
Other Increases (decreases)	575	4,606
Changes Total	(4,945)	(4,609)
Closing Balance	22,323	27,268
Water rights [Member]
Disclosure of Intangible Assets Explanatory [Line Items]
Opening Balance	5,684	5,684
Changes
Additions	2,134
Disposals	(2,633)
Changes Total	(499)
Closing Balance	5,185	5,684
Customer relationship [Member]
Disclosure of Intangible Assets Explanatory [Line Items]
Opening Balance	29,218	35,092
Changes
Amortization	(4,969)	(5,940)
Increase (decrease) in foreign exchange	(234)	65
Other Increases (decreases)	0	1
Changes Total	(5,203)	(5,874)
Closing Balance	24,015	29,218
Other [Member]
Disclosure of Intangible Assets Explanatory [Line Items]
Opening Balance	17,159	26,772
Changes
Additions	140	557
Disposals	(108)
Amortization	(375)	(263)
Increase (decrease) in foreign exchange	24	(16)
Other Increases (decreases)	0	(9,891)
Changes Total	(319)	(9,613)
Closing Balance	$ 16,840	$ 17,159